EQUITY-ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Summary of equity-accounted investments
The following are Brookfield Renewable’s equity-accounted investments for the six months ended June 30, 2021:

(MILLIONS)	June 30, 2021
Balance, beginning of year	$971
Investment	53
Disposals	(8)
Share of net income	7
Share of other comprehensive income	(2)
Dividends received	(47)
Foreign exchange translation and other	5
Balance, end of year	$979